UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04750

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Fenimore Asset Management Trust

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(Exact name of registrant as specified in charter)

384 North Grand Street

P.O. Box 399

Cobleskill, New York 12043

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(Address of principal executive offices) (Zip code)

Thomas O. Putnam

Fenimore Asset Management Trust

384 North Grand Street

Cobleskill, New York 12043

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(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

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Date of fiscal year end: December 31

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Date of reporting period: June 30, 2014

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR,

and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget

("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,

NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The semi-annual report to stockholders is filed herewith.

FAM Funds

In-depth research. Insightful investing.

SEMI-ANNUAL REPORT - JUNE 30, 2014

Value Fund

Equity-Income Fund

Small Cap Fund

Table of Contents

Chairman’s Commentary

1

Expense Data

4

FAM Value Fund

Letter to Shareholders

6

Portfolio Data

11

Statement of Investments

12

FAM Equity-Income Fund

Letter to Shareholders

17

Portfolio Data

22

Statement of Investments

23

FAM Small Cap Fund

Letter to Shareholders

28

Portfolio Data

32

Statement of Investments

33

Statement of Assets and Liabilities

37

Statement of Operations

38

Statement of Changes in Net Assets

39

Notes to Financial Statements

41

Supplemental Information

52

Privacy Policy

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers.  You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman’s Commentary

June 30, 2014

Dear Fellow Shareholder,

As I write, people around the world are fixated on the outcomes of a series of soccer matches

called  the  World  Cup.    Every  day  reports  of  the  unexpected  emanate  from  Brazil.    For

instance,  it  surprised  many  that  the  U.S.  advanced  from  its  ominous-sounding  “Group  of

Death” to play even one match in the knockout round.  Even more astounding to some was

that  2010  World  Cup  Champion  Spain  failed  to  advance  out  of  group  rounds.   Despite  the

heightened drama, Brazil is not the only source of surprises this summer.  We too have found a  few  as  we  take  this  mid-year  pause  to  assess  the  state  of  financial  markets  and  provide you with a review of the Funds.

The fact that U.S. equities (as measured by the S&P 500 Index) were in positive territory at the halfway mark is a wonder to many.  Conventional wisdom at the end of 2013 seemed to be that U.S. equities were destined to fall in 2014 if for no other reason than they had such a strong run last year. It initially looked like the conventionalists were, in fact, wise as the

S&P 500 fell nearly 6% in January on uncertainty in emerging markets and heightened ten-

sions with Russia over Ukraine and the Crimea Conflict. Calm was eventually restored and the markets embarked on a slow, surprisingly staid slog upward to mid-year gains. Overall,

every major U.S. stock market index was up during the first half of 2014.

Using  second  quarter  earnings  estimates,  the  S&P  500’s  operating  earnings  per  share  are expected to be up 4.2% year-to-date.  So, the index grew slightly faster than earnings which resulted in a modest increase in the market’s trailing price-to-earnings multiple (P/E) from

17.2  to  17.7.    Using  projected  estimates,  the  S&P  500  was  priced  at  15.6  times  earnings

expected  over  the  next  12  months.   Valuation  levels  —  whether  using  trailing  or  projected earnings — fall within historical ranges and help confirm our view that equity markets, in the aggregate, are fairly valued.

While equity performance thus far this year may have astonished some, lower interest rates have been a shock to most.  At this time last year, I was writing about fears that the Federal

Reserve’s plan to begin reducing long-term bond purchases (“tapering”) would lead to higher

interest  rates  and  be,  at  the  very  least,  disruptive  to  U.S.  equity  markets.   Well,  after  six

months of tapering not only are our stocks higher, but long-term interest rates have actually

fallen.   On  December  31,  2013  the  benchmark  10-year  Treasury  note  yielded  3.03%  and  on

June 30, 2014 it was 2.53%, a decline of 50 basis points!  Yields on other longer-dated fixed income instruments, such as corporate and municipal bonds, fell in similar fashion — often more.

The surprise decline in long-term interest rates is important for many reasons; I will men-

tion  a  few.    First,  it  serves  as  an  important  reminder  that  the  consensus  is  often  wrong;

Chairman’s Commentary

frequently so on matters of macroeconomics. This lesson never gets old.  Second, it has given companies  more  time  to  raise  cheap  capital  to  reinvest  internally,  make  acquisitions,  or reconstitute their capital structures — all of which often leads to per-share intrinsic value growth.  Most of the businesses we invest in have completed one or more of these activities in 2014.  Lastly, the lower interest rate environment has extended and intensified the agony of those seeking to live off interest generated from fixed income securities.  With increased pressure,  some  have  stretched  even  further  in  credit  quality  or  duration  to  achieve  a  tar-

geted yield and, we fear, may be taking on risks of which they are unaware. This may lead to some unpleasant surprises.

As  estimated,  the  companies  in  which  we  invest  have  collectively  grown  their  earnings  —

and  earning  power  —  during  the  first  half  of  2014.   Reflecting  this,  all  three  FAM  mutual

funds ended this time period in positive territory performing admirably in an equity mar-

ket that has favored the lower-quality companies we avoid. The Value Fund rose 6.29%, the

Equity-Income Fund grew 5.52%, and the Small Cap Fund was up 0.68%.  By our estimates,

business  values  of  our  holdings  appreciated  more  than  their  share  prices.   Over  time,  we

expect these two to track pretty closely but values and prices often diverge in the short run.

We have invested in a collection of businesses with impressive earnings power.  On a dollar-

weighted basis, our holdings reported a return of 15% on equity over the past year, with only a modest amount of leverage.  Adjusting for dividend payouts these companies also reported that  they  grew  nearly  12%  over  the  past  year  without  the  use  of  new,  potentially  dilutive capital.  This, along with other avenues for value enhancement including acquisitions, cost cutting, and share repurchases, should help drive growth of the value of our businesses.

In the first half of 2014 we added 10 new companies to our Funds and sold 10.   This parity

is just a coincidence, but it is indicative of opportunistic upgrades to our portfolios — swap-

ping  good  companies  for  equal  or  better  enterprises  that  have  better  return  potential.

Indeed, with a couple of exceptions, our sales were the kind we like:   good companies that

had  appreciated  to  levels  that  diminished  our  margin  of  safety  beyond  what  we  think  is reasonable.  The businesses we added to our holdings, some of which you will read about in the  Fund  Managers’  letters,  run  the  gamut  from  banks  to  retailers  and  land  developers  to

hotels.   Shared  among  them,  though,  are  key  characteristics  —  they  are  quality,  well-run,

conservatively-financed businesses.

For many, the World Cup will produce no surprises merely because there were no expecta-

tions.  For the same reason, we will not likely be startled by stock performance in the back half of 2014.  Absent a large decline, though, we do expect it to continue to be difficult to

Chairman’s Commentary

find great companies selling at bargain prices.  You can rest assured, however, that we are not deterred.  We will travel further, make more phone calls, read more 10Ks, and turn over more  stones  as  we  seek  to  preserve  capital  and  achieve  positive  risk-adjusted  returns  for you our shareholders.

Thomas O. Putnam, Founder & Chairman

Research Team

Andrew F. Boord

John D. Fox, CFA

Kevin D. Gioia, CFA

Paul C. Hogan, CFA

Marc D. Roberts, CFA

Drew P. Wilson, CFA

FAM Funds — Expense Data

As of June 30, 2014 (Unaudited)

As  a  shareholder  of  the  Funds,  you  incur  ongoing  costs,  including  management  fees,  and other Fund expenses. This Example is intended to help you understand your ongoing costs

(in dollars) of investing in the Funds and to compare  these  costs  with  the  ongoing  costs  of investing in other mutual funds.

The  Example  is  based  on  an  investment  of  $1,000  at  the  beginning  of  the  period  and  held for the entire period (1/1/2014 to 6/30/2014).

Actual Expenses

Line  (A)  of  the  following  tables  provides  information  about  actual  account  values  and  ac-

tual expenses. You may use the information in this line, together with the amount you in-

vested, to estimate the expenses that you paid over the period. Simply divide your account value  by  $1,000  (for  example,  an  $8,600  account  value  divided  by  $1,000  =  8.6),  then  mul-

tiply  the  result  by  the  number  in  the  line  for  your  share  class  under  the  heading  entitled

“Expenses  Paid  During  Period”  to  estimate  the  expenses  you  paid  on  your  account  during this period.

Hypothetical Example for Comparison Purposes

Line (B) of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of re-

turn of 5% per year before expenses, which is not the Fund’s actual return. The hypotheti-

cal  account  values  and  expenses  may  not  be  used  to  estimate  the  actual  ending  account balance or expenses you paid for the period. You may use this information to compare the ongoing  costs  of  investing  in  the  Fund  and  other  funds.  To  do  so,  compare  this  5%  hypo-

thetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, line (B) of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

FAM Funds — Expense Data continued

Six months ended June 30, 2014 (Unaudited)

FAM Value Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2014

6/30/14

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,062.90

$5.98*

Return

B.   Ongoing Costs Based on Hypothetical

$1,000.00

$1,019.20

$5.86*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.17%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Equity-Income Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2014

6/30/14

During Period

A. Ongoing Costs Based on Actual Fund

$1,000.00

$1,055.20

$6.42*

Return

B.  Ongoing Costs Based on Hypothetical

$1,000.00

$1,018.75

$6.31*

5% Yearly Return

*Expenses are equal to the Fund’s annualized expense ratio of (1.26%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Small Cap Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

1/1/2014

6/30/2014

During Period

A.  Ongoing Costs Based on Actual Fund

$1,000.00

$1,006.80

$7.17*

Return

B. Ongoing Costs Based on Hypothetical

$1,000.00

$1,017.65

$7.20*

5% Yearly Return

* Expenses are equal to the Fund’s net annualized expense ratio of (1.44%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FAM Value Fund

June 30, 2014

Dear Fellow Value Fund Shareholder,

News  from  around  the  globe  may  be  unsettling,  but  U.S.  stocks  continued  their  record-

setting pace for the first half of the year. Political challenges and unrest made headlines in

Russia and Iraq, but the stock market shrugged off these concerns with both the Dow Jones

Industrial Average and the S&P 500 Index hitting numerous all-time highs during the first half of 2014. The biggest surprise in the financial markets this year is that interest rates in the U.S. declined compared to unanimous predictions of an increase.

Performance Detail

At  June  30,  2014  the  net  asset  value  per  share  of  the  FAM  Value  Fund  was  $65.70.   This

represents  an  increase  of  6.29%  from  the  beginning  of  the  year.  For  comparison,  the  S&P

500 Index increased 7.14%, the Russell Midcap Index increased 8.67%, and the Russell 2000

Index increased 3.19%.

Best Performers

The best performer, on a dollar-weighted basis, was EOG Resources with a gain of $10.314 million. EOG continues to be a successful investment since our original purchase in 2009.

Under former CEO Mark Pappa, EOG made a transition from a natural gas to an oil compa-

ny  during  the  last  five  years.  This  transition  proved  visionary  as  oil  prices  have  remained elevated since 2011. The transition to a new CEO has not changed the EOG story as the busi-

ness remains committed to a strong balance sheet, high returns on capital, and a growing dividend.

The  Fund’s  second-best  performer  was  Zebra  Technologies  with  a  gain  of  $9.221  million.

Zebra performed well due to an acceleration of sales in its core business and the announce-

ment  of  a  large  acquisition.In April Zebra announced that it was acquiring the Enterprise

Business owned by Motorola Solutions for $3.45 billion. While the stock dropped more than

10% on the announcement of the acquisition, it quickly rebounded and hit new highs dur-

ing  the  second  quarter.  We  took  the  opportunity  to  sell  all  of  our  shares  in  Zebra  during this period. To complete the acquisition Zebra will be borrowing $3 billion which we believe is  an  excessive  amount  of  debt  given  the  cash  flow  of  the  combined  company.  While  the new  corporation  may  be  successful,  we  decided  to  maintain  our  discipline  of  investing  in businesses with strong balance sheets and sold the stock.

The  third-best  performer  was  Protective  Life  with  a  gain  of  $8.067  million.  The  price  in-

crease  was  also  the  result  of  an  acquisition,  but  in  this  case  Protective  is  the  seller  —  not the buyer. In June Protective announced it was being purchased by a large Japanese insur-

ance  company  for  $70  a  share.  It  is  bittersweet  for  us  to  see  Protective  go  as  it  has  one  of

the  better  management  teams  in  the  life  insurance  business  and  is  a  longtime  holding  in

FAM Value Fund

the Fund. However, the $70 takeover offer is an excellent price and offers us full value for our shares.

Worst Performers

In the six months ended June 30, 2014, our most significant losses were in the retail indus-

try. The entire retail sector has been a difficult area in 2014. The brutal winter of 2013-14,

along  with  increased  competition  from  online  commerce,  has  weighed  on  retail  results everywhere.

The  Fund’s  worst  performer,  on  a  dollar-weighted  basis,  was  Bed  Bath  and  Beyond  with a  loss  of  -$7.921  million.  The  company’s  stock  hit  an  all-time  high  of  $80  at  the  end  of  last year.  Since  that  time,  Bed  Bath  has  reported  two  disappointing  quarters  of  earnings.  The poor performance is due to a combination of items including cold weather, increased com-

petition,  and  its  investment  spending  on  new  initiatives.  After  a  29%  price  decline  year-

to-date,  the  stock  looks  inexpensive  at  less  than  12  times  last  year’s  earnings  per  share.

Bed Bath maintains a fortress balance sheet with more than $500 million in cash and is an aggressive buyer of its own shares.

The second-worst performer was also a retailer, Ross Stores, with a loss of -$5.041 million.

We  have  written  about  Ross  Stores  over  the  years  as  the  stock  has  been  a  top  performer several  times.  While  many  retailers  have  reported  declining  earnings,  Ross  continues  to grow.  Earnings  per  share  increased  last  year  by  10%  and  this  year’s  first  quarter  results grew 7%.  We still believe that Ross Stores remains relatively insulated from the challenges in retail as the company’s offering of brand name fashions for less remains very popular.

Additionally,  their  physical  stores  allow  consumers  to  partake  in  the  “treasure  hunt”  as new merchandise arrives every week.

The  third-worst  performer  was  Home  BancShares  which  generated  a  loss  of  -$2.450  mil-

lion.  The  good  news  is  that  Home  Bancshares  was  a  very  successful  investment  for  the

Fund.  We  first  purchased  shares  in  Home  in  early  2011  at  around  $10  (adjusted  for  stock splits).  At  that  time  investors  were  still  licking  their  wounds  from  the  financial  crisis  and were  suspicious  of  banks.  We  felt  that  Home  BancShares  was  a  well-run  bank  with  con-

siderable  financial  strength  that  could  take  advantage  of  weaker  competitors.  This  is  ex-

actly  what  happened  as  the  bank  announced  a  number  of  acquisitions  —  growing  their assets  from  $3.8  billion,  at  the  time  of  our  purchase,  to  almost  $7  billion  by  December  31,

2013. This success was recognized in the stock’s valuation which we estimated to be at the high-end when 2013 closed. Consequently, we sold all of the Fund’s shares above $30 in the first quarter. The $30+ price was considerably higher than our original stock purchase, but lower than the stock’s price on 12/31/13 — this created the loss.

FAM Value Fund

Portfolio Activity

Purchases

We purchased stock in three new companies during the first half of the year: CDW Corpo-

ration, Starwood Hotels, and T. Rowe Price Group.

CDW  is  a  distributor  of  technology  equipment  and  services  to  customers  in  both  business and  government  segments.  This  is  the  second  time  we  have  invested  in  the  company.  We originally  purchased  the  stock  in  2005.  Two  years  later  CDW  was  taken  over  by  a  private equity firm. After six years of private ownership, CDW was taken public late last year and this gave us the opportunity to repurchase the stock. As is typical under private ownership,

the  business  was  saddled  with  a  fair  amount  of  debt.  As  CDW  became  public,  its  manage-

ment  team  indicated  that  they  were  committed  to  using  the  company’s  significant  free cash  flow  to  reduce  that  debt.  As  we  track  their  progress  so  far,  they  are  doing  exactly  as they said and debt is declining at a fast pace. Each dollar of debt that is repaid creates one dollar  of  new  value  for  the  stock  holders.  We  believe  that  CDW  will  grow  its  core  business at  a  modest  pace  and,  through  the  smart  use  of  free  cash  flow,  will  have  good  returns  for its shareholders.

Starwood  Hotels  is  an  owner  and  operator  of  hotels  around  the  world.  Starwood  operates well-known  brands  like  Sheraton,  Westin,  St.  Regis,  and  W  hotels.  It  is  a  global  company with  hotels  in  100  countries  and  is  in  the  process  of  executing  a  time-tested  strategy  in the hotel business called asset-lite. During this process, Starwood is selling hotels to other investors  and  retaining  the  right  to  manage  the  hotel  for  a  fee.  This  model  has  been  very successful  for  other  large  hotel  enterprises  and  should  create  more  than  $3  billion  of  free cash flow to deploy for the benefit of its shareholders over the next few years.

T. Rowe Price Group is an investment advisory firm that offers mutual funds and managed accounts to a wide range of customers. The company has been very successful in the retire-

ment market. T. Rowe maintains a fortress balance sheet with more than $3 billion in cash and  investments  along  with  no  debt.  The  company  is  well-run  with  excellent  long-term earnings  growth  and  more  than  20  years  of  dividend  increases.  At  our  purchase  price  the stock is trading in the lower end of its valuation range over the last decade.

Sales

In addition to the sales of Home BancShares and Zebra Technologies detailed above, there were two other significant sales: TCF Financial and VCA Antech.

We  owned  shares  in  TCF  Financial  for  more  than  a  decade  and  it  proved  to  be  a  poor  in-

vestment. TCF was impacted by a host of difficulties over the years including a severe set-

back  from  the  financial  crisis.  We  owned  a  number  of  financial  stocks  through  the  crisis and many of these stocks have gone on to all-time highs. TCF was different as it struggled with  credit  losses  long  after  most  banks  were  reporting  improved  results.  Additionally,

FAM Value Fund

TCF relied on consumer banking fees that were reduced in post-crisis regulations. We most certainly should have sold the stock earlier, but it always seemed to be a good bargain. We did  add  to  the  position  at  very  low  prices  in  2012  and  made  an  excellent  return  on  those purchases, but our overall results were poor.

Our  ownership  of  VCA  Antech  is  a  better  story.  VCA  Antech  is  the  leading  provider  of  pet health care services in the country.  We held a small position in the Fund in 2012 and added to  it  in  2013  when  we  believed  the  stock  was  discounted  nicely  and  the  business  was  im-

proving.   We  were  right  on  both  counts  and  sold  the  stock  this  year  after  a  good  one-year return.

Outlook

Commentary  from  the  media  concerning  investing  usually  revolves  around  big  themes like  economic  growth  or  geopolitical  developments.  We  tend  to  focus  on  individual  com-

panies  because  we  believe  the  results  of  a  business  will  be  reflected  in  its  stock  price  over time. As we look at the state of American commerce today through the lens of the compa-

nies  in  which  we  invest,  we  see  a  number  of  positive  trends  for  stocks.  First  of  all,  stock prices follow profits and the collective earnings of American industry are at record levels.

In fact, we expect 2014 to be the fourth consecutive year of record profits for the corpora-

tions in the S&P 500 Index. These earnings are the result of modest sales growth and excel-

lent cost control as many businesses are posting record margins.

In addition to profitability, there are two other important trends. The first is that the merg-

ers  and  acquisition  market  is  very  active.  Companies  are  using  their  cash  flow  and  the ample financing environment to grow their businesses through acquisitions. For example,

six  of  the  Top  10  Holdings  in  the  Fund  have  been  involved  in  at  least  one  acquisition  this year.  Our  holdings,  Brown  &  Brown  and  Mednax,  have  completed  multiple  transactions.

These acquisitions increase their sales and profits allowing them to grow faster in a slow-

growing  economy.  The  other  important  trend  is  that  management  teams  are  getting  bet-

ter at allocating the cash that their businesses generate. The current trend of shareholder activists is well-recognized in corporate boardrooms and directors and executives alike are sharpening their focus on using resources efficiently. As a result, we are seeing increased dividends and smart share repurchases at many companies whose stock we own.

Of  course,  we  are  not  the  only  ones  to  recognize  these  trends  and  the  good  performance of  businesses  is  currently  reflected  in  the  price  you  have  to  pay  to  purchase  their  stock.

We  see  most  stocks  at  fair  value,  certainly  not  cheap,  and  it  is  much  harder  to  find  a  bar-

gain  compared  to  three  years  ago.  However,  the  good  news  is  that  we  do  not  necessarily need  new  ideas  at  this  time.  We  believe  that  each  of  the  Fund’s  holdings  is  solid  and  well-

positioned  for  the  future.  They  also  meet  our  four  core  criteria:  quality/distinct  business;

strong  management  team;  financially  strong;  and  selling  at  a  reasonable  price  based  on our estimate of their economic worth. We are optimistic about the long term and will con-

tinue to work diligently on your behalf.

FAM Value Fund

Table of Long-Term Returns

Average Annual Total Returns as of June 30, 2014

Since

Inception

YTD

1-Year      3-Year      5-Year      10-Year

(1/2/87)

FAM Value Fund (FAMVX)      6.29%      21.90%      13.57%      16.84%

7.15%

10.69%

Russell Midcap Index

8.67%       26.85%     16.09%     22.07%      10.43%

12.06%

Russell 2000 Index

3.19%       23.64%      14.57%      20.21%

8.70%

9.88%

S&P 500 Index

7.14%       24.61%     16.58%      18.83%

7.78%

10.36%

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Thank you for investing with us in the FAM Value Fund.

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Value Fund — Portfolio Data (Unaudited)

As of June 30, 2014 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Property & Casualty Insurance

12.9%

Machinery & Equipment

9.2%

Money Market Fund

6.5%

Retail Stores

6.1%

Oil & Gas Exploration

4.8%

Health Care Services

4.8%

Real Estate Development

4.7%

Insurance Agency

4.6%

Banking

4.5%

Investment Management

4.0%

Health Care Equipment/Devices

3.7%

Transportation

3.4%

Automotive

3.3%

Life Insurance

3.2%

Diversified Manufacturing

3.1%

Restaurants

2.8%

Computer Software & Services

2.5%

Advertising Agencies

2.4%

Auto Parts & Equipment

2.4%

Electronic Equipment

2.1%

Other

9.0%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Value Fund — Statement of Investments

June 30, 2014 (Unaudited)

SHARES

VALUE

COMMON STOCKS (93.5%)

Advertising Agencies (2.4%)

The Interpublic Group of Companies, Inc.

  •   provides advertising and marketing services

1,182,700

$  23,074,477

Automotive (3.3%)

CarMax, Inc.*

  •   specialty retailer of used cars and light-trucks in the USA

600,000

31,206,000

Auto Parts & Equipment (2.4%)

Autozone, Inc.*

  •   retail and distribution of automotive replacement parts and accessories

41,700

22,361,208

Banking (4.5%)

Bank of the Ozarks, Inc.

  •   retail and commercial banking services in the Southeast

506,000

16,925,700

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, cor-

porations and institutions in the Northeast and Mid-Atlantic

95,000

11,784,750

South State Corporation+

  •   banking services to individual and corporate customers in the Carolinas

234,110

14,203,454

+Name changed 6/30/14 from First Financial Holdings, Inc.

42,913,904

Commercial Services (1.3%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals,

347,000

12,752,250

subsidiary classroom manufacturing

Computer Software & Services (2.5%)

CDW Corporation

  •   provides information technology (IT) solutions

740,000

23,591,200

Diversified Manufacturing (3.1%)

Illinois Tool Works

  •   manufactures engineered products such as plastic and metal

339,950

29,766,022

components and fasteners

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Electronic Equipment (2.1%)

FLIR Systems, Inc.

  •   designs, manufactures, and markets thermal imaging systems worldwide

564,728

$  19,613,003

Health Care Distribution (1.9%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian,

445,000

17,581,950

and rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (3.7%)

StrykerCorp.

  •   operates a medical technology company offering Orthopedic Implants

266,000

22,429,120

and MedSurg Equipment

Waters Corporation*

  •   designs, manufactures, sells and services analytical instruments used

125,000

13,055,000

in a wide range of scientific research

35,484,120

Health Care Services (4.8%)

Mednax, Inc.*

  •   health care services company focused on physician services for

776,400

45,147,660

newborn, maternal-fetal and other pediatric subspecialty care

Home Furnishings (1.5%)

Mohawk Industries*

  •   produces floor covering products for residential and commercial applications

103,100

14,262,854

Hotels (1.0%)

Starwood Hotels & Resorts Worldwide Inc.

  •   operates as a hotel and leisure company

121,000

9,779,220

Insurance Agency (4.6%)

Brown & Brown, Inc.

  •   one of the largest independent general insurance agencies in the U.S.

1,409,696

43,291,764

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Investment Management (4.0%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

480,000

$ 27,763,200

services as well as retail-banking and consumer lending services

T. Rowe Price Group, Inc.

  •   publicly owned asset managment holding company providing its

125,000

10,551,250

services to individual and institutional investors, retirement plans, and financial intermediaries

38,314,450

Life Insurance (3.2%)

Protective Life Corporation

  •   individual and group life/health insurance and investment contracts

432,100

29,957,493

Machinery & Equipment (9.2%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

642,400

27,186,368

Graco, Inc.

  •   supplies systems and equipment for the management of fluids in

180,550

14,097,344

industrial, commercial and vehicle lubrication applications

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and pumps

576,750

46,566,795

87,850,507

Oil & Gas Exploration (4.8%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

297,000

34,707,420

natural gas and crude oil

Evolution Petroleum

  •   engages in the acquisition, exploitation, and development of properties

285,646

3,127,824

for the production of crude oil and natural gas

Southwestern Energy Co.*

  •   energy company that engages in the exploration, development, and

178,000

8,097,220

production of natural gas and crude oil

45,932,464

Property & Casualty Insurance (12.9%)

Berkshire Hathaway, Inc. - Class A*

  •   holding company for various insurance and industrial companies

163

30,953,781

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Property & Casualty Insurance (continued)

Loews Corporation

  •   operates primarily as a commercial property and casualty insurance company

269,700

$   11,869,497

Markel Corporation*

  •   sells specialty insurance products

64,850

42,518,254

White Mountain Insurance Group, Ltd.

  •   personal property and casualty insurance, and reinsurance

61,693

37,536,489

122,878,021

Publishing (1.4%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

technical, professional and medical books and journals

217,000

13,148,030

Real Estate Development (4.7%)

Brookfield Asset Management, Inc. - Class A

  •   asset management holding company that invests in property,

735,000

32,354,700

power and infrastructure

Forest City Enterprises Inc. - Class A*

  •   acquires, owns, develops, and manages commercial and residential real

600,000

11,922,000

estate and land in the United States

44,276,700

Restaurants (2.8%)

YUM! Brands, Inc.

  •   quick service restaurants including KFC, Pizza Hut and Taco Bell

330,600

26,844,720

Retail Stores (6.1%)

Bed Bath & Beyond, Inc.*

  •   national chain of retail stores selling domestic merchandise such as bed

345,600

19,830,528

linens, bath items, kitchen textiles and home furnishings

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

572,844

37,882,174

57,712,702

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Semiconductors (1.3%)

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor products for various

260,000

$ 12,690,600

embedded control applications

Specialty Chemical (0.6%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

60,000

6,088,800

chemicals, biochemicals and equipment available throughout the world

Transportation (3.4%)

Forward Air Corporation

  •   provides surface transportation and related logistics services to the

389,233

18,624,799

deferred air freight market in North America

Knight Transportation

  •   transportation of general commodities in the U.S.

576,900

13,712,913

32,337,712

Total Common Stocks (Cost $347,004,847)

$888,857,831

TEMPORARY INVESTMENTS (6.5%)

Money Market Fund (6.5%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

61,847,520

61,847,520

Total Temporary Investments (Cost $61,847,520)

$   61,847,520

Total Investments (Cost $408,852,367)

$950,705,351

* Non-income producing securities

** The rate shown represents the effective yield at 6/30/14

See Notes to Financial Statements

FAM Equity-Income Fund

June 30, 2014

Dear Fellow FAM Equity-Income Fund Shareholder,

Highlights

•       FAM Equity-Income Fund posted a return of 5.52% for the first half of 2014.

•       The 5-year annualized growth rate of the dividends for the Fund’s holdings was

9.8% as of 6/30/2014.

The  strategy  of  the  Fund  is  to  invest  in  high-quality  companies  that  pay  solid  dividends and we like these dividends to grow over time.  This can be a great advantage to sharehold-

ers  because  the  dividend  yield,  based  on  the  original  cost  basis  of  the  investment,  grows

as  well.   Our  team  handpicks  each  investment  in  the  Fund  through  our  active  research

process.   Due  to  the  fact  that  we  spend  so  much  time  getting  to  know  these  investments,

we  want  them  to  contribute  to  the  performance  of  the  Fund  for  many  years.  We  have  no interest  in  selling  holdings  just  to  make  a  few  percentage  points  of  return  before  moving on to the next short-term trade.  We are looking for investments which will compound over the long term; this has been the Fund’s philosophy since its inception in 1996.

Performance Detail

For  the  first  half  of  the  year  the  FAM  Equity-Income  Fund  appreciated  5.52%,  compared to  the  S&P  500  Index  which  appreciated  7.14%,  Russell  Midcap  Index  which  rose  8.67%,

and Russell 2000 Index which increased 3.19%.   The Lipper Equity Income category which

tracks  funds  with  a dividend strategy appreciated 7.27%.   The strong stock market perfor-

mance continues to propel equities higher and the Fund participated in this upward trend.

Energy was our best performing sector in the Fund due to the turmoil in Ukraine and Iraq.

The  technology  sector  also  made  a  healthy  contribution  to  performance.    The  consumer

sector had the largest negative impact on performance year-to-date, but also provided the best opportunities to purchase stock in quality companies at deeply discounted prices.

Best Performers

The  best  performing  company  in  the  portfolio,  on  a  dollar-weighted  basis,  was  EOG  Re-

sources  with  a  gain  of  $2.569  million.   EOG  continues  to  be  a  successful  investment  since

our original purchase below $40 in 2009 to the recent quarter-end price of $116 per share.

Under former CEO Mark Pappa, EOG made a transition from a natural gas to an oil compa-

ny  during  the  last  five  years.  This  transition  proved  visionary  as  oil  prices  have  remained elevated since 2011. The transition to a new CEO has not changed the EOG story as the busi-

ness remains committed to a strong balance sheet, high returns on capital, and a growing dividend.

CDW  Corp.  contributed  $1.487  million  to  the  value  of  the  Fund  as  the  stock  appreciated

FAM Equity-Income Fund

38%  in  the  first  half  of  the  year  and  was  the  second-best  performer.   CDW  is  a  distributor

of technology equipment and services to customers in both business and government seg-

ments.  The  corporation  reported  nice  earnings  growth  in  the  first  quarter  and  manage-

ment  continued  to  pay  down  high-cost  debt.   The  percent  of  ownership  by  private  equity

also continued to decline.

The third-best performer, US Ecology, added $1.379 million to the value of the Fund with a total return on the stock of 30.4%.  US Ecology is a leading North American provider of en-

vironmental services to commercial and government entities. The company reported very strong results for the first quarter which is typically a slow quarter due to winter weather.

Additionally,  management  made  a  large  acquisition  of  Environmental  Quality  Company.

This  acquisition  makes  US  Ecology  even  more  valuable  in  our  eyes;  however,  it  does  have

some  near-term  execution  risk  as  management  integrates  the  organization.   The  stock  is

up 35% year-to-date and 80% for the last 12 months.

Worst Performers

The toy company Mattel, Inc. was the worst performer, on a dollar-weighted basis, and de-

tracted from the value of the Fund by -$1.075 million.  While Mattel has been a strong com-

pounder  for  several  years,  it  reported  weak  results  in  both  the  fourth  quarter  (Christmas

season)  and  first  quarter.   The  company  struggled  with  a  higher  percentage  of  toy  sales coming from online sources — this left inventory levels too high at brick and mortar retail

stores.   This  is  a  fixable  issue  and  management  is  dedicating  great  effort  to  address  this

changing  dynamic  in  the  sales  channel.   Management  is  also  working  on  better  targeting

their advertising budget toward online sales.   We bought additional shares after the stock

declined which we believe will be advantageous to the longer-term return of the Fund.

Discount  apparel  retailer  Ross  Stores  was  the  second-worst  performer  with  a  loss  of

-$0.914 million to the value of the Fund.  The business reported earnings for their first fis-

cal quarter that were at the high end of management’s guidance, yet the stock declined in tandem with other retailers.  Ross is executing very well in this tough environment and we

believe  it  is  well-positioned  to  continue  growing  into  the  future.   We  also  feel  it  remains

relatively insulated from the challenges in retail as the company’s offering of brand name

fashions  for  less  remains  very  popular.   Ross  only  has  1,300  stores  in  33  states  and  we  be-

lieve  it  can  support  another  500  to  1,000  stores  providing  a  long  runway  for  growth.   Ad-

ditionally,  management  continuously  buys  back  stock  and  increased  the  dividend  by  19%

over  last  year.   It’s  worth  noting  that  the  Fund  has  owned  shares  in  Ross  Stores  for  more than a decade.  Over the last 10 years the stock has compounded at 18.5% compared to 7.8%

for the S&P 500 Index.  We are not concerned that the stock price return of Ross Stores lags the S&P 500 for a six-month period.

FAM Equity-Income Fund

Tupperware Brands, also in the consumer space, was the third-worst performer declining in  value  by  -$0.386  million  due  to  issuing  guidance  for  the  current  year  that  was  below

analysts’  expectations.   Management  is  working  to  stabilize  and  transform  their  beauty business in Mexico which is experiencing some competitive pressure from discounting as

well as a sales force reshuffle.   The good news is that Tupperware continues to experience

double-digit growth in emerging markets which should provide continued organic growth opportunities  going  forward.  Moreover,  share  repurchases  and  dividends  this  year  will

represent  greater  than  $6.00/share  returned  to  shareholders.    In  the  long  term,  we  are

happy  to  own  part  of  a  business  with  strong  growth  opportunities  run  by  a  management team  dedicated  to  returning  considerable  amounts  of  cash  to  shareholders  in  the  form  of

dividends and buybacks.   This is another case where we added to our position as the stock declined.

Portfolio Activity

We  took  advantage  of  the  recent  dislocation  in  the  retail  industry  to  purchase  two  new

names in the portfolio.   We initiated a position in American Eagle Outfitters which strug-

gled last year and so far this year.  The stock declined 30% in 2013 and another 20% through the  first  six  months  of  2014.  We  believe  the  stock  has  declined  enough  to  put  the  odds  of

success  in  this  investment  strongly  in  our  favor.   American  Eagle  has  no  long-term  debt

and  a  large  war  chest  of  cash.    Their  strong  financial  position  should  provide  the  busi-

ness  with  staying  power  as  some  of  their  missteps  are  corrected.   Additionally,  American

Eagle’s  Chairman  beneficially  owns  8%  of  the  stock  which  provides  him  with  plenty  of incentive to get them back on track.  Finally, the dividend yield is 4.5%.

Late  in  the  quarter  we  bought  shares  in  the  shoe  retailer  DSW,  Inc.  after  they  reported  a sub-par quarter.  The stock declined by 40% from year-end which gave us an attractive en-

try point to buy shares.  The stock has subsequently rebounded by 13% already making this

a  successful  investment,  and  it  has  a  dividend  yield  of  2.7%  as  of  quarter-end.   We  expect

this dividend to grow over time.

Also  in  the  quarter  we  continued  to  build  our  position  in  CDW,  which  is  now  nearly  4%  of

the Fund’s assets.   Additionally, we bought more shares in Mattel, McGrath RentCorp, and

Tupperware Brands.

We  exited  our  position  in  CA  Technologies  because  we  thought  the  valuation  was  over-

extended.    The  stock  appreciated  53%  last  year  and  we  didn’t  see  any  evidence  that  the

company  was  going  to  be  able  to  get  back  on  a  growth  track.   We  bought  this  position  at  a

modest  valuation  and  a  4%  dividend  yield.   Since  we  exited  the  position,  the  stock  has  de-

clined 12%.  We also exited our position in Dr. Pepper Snapple Group so we could invest the proceeds in a company that we estimate has better long-term growth prospects.

FAM Equity-Income Fund

There were a number of positions that we trimmed due to valuations that were at the high-

er end of their historical valuation range.   These companies included IDEX Corp., OneBea-

con Insurance, and US Ecology.

Outlook

We  continue  to  seek  investments  with  growth  potential  as  well  as  strong  balance  sheets.

This combination should allow companies to grow their dividends paid to shareholders as

well  as  weather  any  future  economic  turbulence  that  may  arise.   We  recognize  that  the

market is trading at all-time highs and this makes bargains more difficult to find; howev-

er, at any given time there is always a sub-sector of the market that is unloved by investors.

This historically has been fertile ground to till for the next crop of investments.

We continue to work diligently on your behalf.  Thank you.

Table of Long-Term Returns

Average Annual Total Returns as of June 30, 2014

Since

Inception

YTD

1-Year      3-Year      5-Year      10-Year

(4/1/96)

FAM Equity-Income Fund      5.52%

19.75%      15.20%      17.44%

6.91%

8.83%

(FAMEX)

Russell Midcap Index

8.67%       26.85%     16.09%     22.07%      10.43%

10.80%

Russell 2000 Index

3.19%       23.64%      14.57%      20.21%

8.70%

8.70%

S&P 500 Index

7.14%       24.61%     16.58%      18.83%

7.78%

8.23%

Paul Hogan, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

FAM Equity-Income Fund

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Equity-Income Fund — Portfolio Data

As of June 30, 2014 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Semiconductors

9.8%

Machinery & Equipment

7.2%

Money Market Fund

6.8%

Retail  - Apparel Stores

6.4%

Oil & Gas Exploration

5.8%

Health Care Equipment/Devices

5.7%

REITS - Data Center

4.7%

Toys

4.6%

Insurance Agency

4.1%

Computer Software & Services

4.0%

Consumer Staples

3.9%

Hazardous Waste Disposal

3.7%

Banking

3.4%

Commercial Services

3.4%

Utilities/Water

3.3%

Specialty Chemical

3.2%

Household Durables

2.7%

REITS - Diversified

2.7%

Technology

2.5%

Investment Management

2.5%

Health Care Distribution

2.4%

Property & Casualty Insurance

2.1%

Other

5.1%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Equity-Income Fund — Statement of Investments

June 30, 2014 (Unaudited)

SHARES

VALUE

COMMON STOCKS (92.4%)

Banking (3.4%)

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, corpora-

15,000

$   1,860,750

tions and other institutions in the Northeast and Mid-Atlantic

South State Corporation+

  •   banking services to individual and corporate customers in the Carolinas

58,000

3,518,860

+Name changed 6/30/14 from First Financial Holdings, Inc.

5,379,610

Commercial Services (3.4%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary class-

146,264

5,375,202

room manufacturing

Computer Software & Services (4.0%)

CDW Corporation

  •   provides information technology (IT) solutions

197,000

6,280,360

Consumer Staples (3.9%)

Flowers Foods, Inc.

  •   produces and markets bakery products in the USA

292,850

6,173,278

Data Processing & Outsourcing (1.1%)

The Western Union Company

  •   leader in global money movement and payment services, providing people

100,000

1,734,000

and businesses with fast, reliable and convenient ways to send money and make payments around the world

Hazardous Waste Disposal (3.7%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services to

118,569

5,803,953

commercial and government customers

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Health Care Distribution (2.4%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian, and

96,000

$   3,792,960

rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (5.7%)

Stryker Corp.

  •   operates a medical technology company offering Orthopedic Implants and

105,500

8,895,760

MedSurg Equipment

Health Care Services (0.5%)

Landauer, Inc.

  •   provides personal radiation dosimeters and radiation related services

20,000

840,000

Household Durables (2.7%)

Tupperware Brands Corporation

  •   manufacture and sales of preparation, storage, and serving solutions for

50,000

4,185,000

the kitchen and home

Insurance Agency (4.1%)

Arthur J. Gallagher & Co.

  •   provides insurance brokerage and risk management services to

137,920

6,427,072

commercial, industrial, institutional, and governmental organizations

Investment Management (2.5%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

66,900

3,869,496

services as well as retail-banking and consumer lending services

Machinery & Equipment (7.2%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

125,600

5,315,392

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and

72,984

5,892,728

pumps

11,208,120

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Oil & Gas Exploration (5.8%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

78,000

$    9,115,080

natural gas and crude oil

Packaged Goods (1.2%)

McCormick & Company, Inc.

  •   manufactures, markets and distributes spices, seasonings, specialty

27,000

1,932,930

foods and flavorings to the entire food industry.

Property and Casualty Insurance (2.1%)

OneBeacon Insurance Group, Ltd.

  •   commercial, personal and specialty insurance products

211,866

3,292,398

Publishing (0.3%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

8,350

505,926

technical, professional and medical books and journals

REITS - Data Center (4.7%)

Digital Realty Trust Inc.

  •   engages in the ownership, acquisition, development, redevelopment and

127,000

7,406,640

management of technology-related real estate

REITS - Diversified (2.7%)

Physicians Realty Trust

  •   self-managed healthcare real estate company, focuses on the acquisi-

85,800

1,234,662

tion, development, ownership, and management of healthcare properties leased to physicians

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

189,350

2,906,522

ment of real property and real estate-related assets

4,141,184

Retail  - Apparel Stores (6.4%)

Destination Maternity Corporation

  •   designing and retail of maternity clothing in the United States

7,800

177,606

DSW Inc.

  •   operates as a branded footwear and accessories retailer

62,000

1,732,280

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Retail  - Apparel Stores (continued)

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

103,843

$    6,867,138

American Eagle Outfitters, Inc.

  •   specialty retailer of clothing, accessories, and personal care products

114,000

1,279,080

10,056,104

Semiconductors (9.8%)

Altera Corporation

  •   manufacturer of programmable logic solutions

81,000

2,815,560

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor

101,000

4,929,810

products for various embedded control applications

Xilinx, Inc.

  •   worldwide leader of programmable logic solutions

161,414

7,636,496

15,381,866

Specialty Chemical (3.2%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

50,000

5,074,000

chemicals, biochemicals and equipment available throughout the world

Technology (2.5%)

National Instruments Corporation

  •   manufactures and supplies measurement and automation products

122,000

3,951,580

Toys (4.6%)

Mattel, Inc.

  •    designs, manufactures, and markets various toy products

185,299

7,221,102

Utilities/Gas (1.2%)

Questar Corporation

  •   natural gas utility in the state of Utah

77,800

1,929,440

Utilities/Water (3.3%)

Aqua America, Inc.

  •   water and waste water utility

198,750

5,211,225

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Total Common Stocks (Cost $85,927,238)

$145,184,286

PREFERRED STOCKS (0.8%)

REITS - Storage (0.8%)

Public Storage - (6.5%) Preferred Q

  •   engages in the acquisition, development, ownership, and

50,300

$     1,309,812

operation of self-storage facilities in the USA and Europe

Total Preferred Stocks (Cost $1,393,838)

$     1,309,812

TEMPORARY INVESTMENTS (6.8%)

Money Market Fund (6.8%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)*

10,578,847

10,578,847

Total Temporary Investments (Cost $10,578,847)

$   10,578,847

Total Investments (Cost $97,899,923)

$ 157,072,945

*The rate shown represents the effective yield at 6/30/14

See Notes to Financial Statements

FAM Small Cap Fund

June 30, 2014

Dear Fellow FAM Small Cap Fund Shareholder,

A year ago we reminded investors that, “We are focused on building wealth over long periods of time.  Short-term results will ebb and flow.  Although we have outperformed over shorter-

time periods thus far, even the best investors sustain both short- and medium-term periods of underperformance throughout their careers.  This may materialize even though the under-

lying intrinsic values of the portfolio’s companies may be increasing in value.   Patience is

key and over time stock prices reflect a company’s earnings power.” – 6/30/2013 FAM Small

Cap Fund Semi-Annual Letter

Despite our continued outperformance since inception, these comments were prescient and we  have  lagged  the  Russell  2000,  our  benchmark,  year-to-date  and  over  the  past  year.

Fortunately, our comments regarding the intrinsic value of our companies have also been prescient.  In aggregate, our holdings continue to grow their intrinsic value giving us oppor-

tunities to put capital to work across many names in the portfolio at more attractive valu-

ations.  For the long-term shareholder this may be a positive development because our goal is to continue to outperform over longer-term periods of time.

Further exacerbating short-term relative results has been a preference in the market toward

speculative  and  lower-quality  investments.   With  a  continuation  of  the  low  interest  rate

environment and strong markets in 2013, we have witnessed investors engaging in riskier behavior.  We will take no part in this activity as we remain committed to not only growing capital, but preserving it as well.  We will expand on this market activity later.

Performance Detail

Small caps have underperformed this year, following stellar results last year, as shown by the relative returns of the Russell 2000 Index versus the S&P 500 Index. The FAM Small Cap

Fund underperformed year-to-date (YTD) and on a one-year basis, but continued its outper-

formance since inception.

Since Inception

As of 6/30/14

YTD

1 Year

Annualized

(3/1/2012)

FAM Small Cap Fund

0.68%

21.41%

21.02%

Russell 2000 Index

3.19%

23.64%

19.41%

S&P 500 Index

7.14%

24.61%

18.97%

FAM Small Cap Fund

Best Performers

The Fund’s best performer, on a dollar-weighted basis, was Winthrop Realty Trust  with a gain of $0.965 million year-to-date.  Winthrop was on our worst performers list in each of

our  last  two  letters!   This  goes  to  show  you  that  if  value  creation  is  occurring,  then  it  will eventually be recognized by the market.  In this case CEO Michael Ashner decided to speed up the process by announcing the liquidation of the company at a time when valuations for high-quality  commercial  real  estate  have  increased  quite  substantially,  yet  these  market prices were not being recognized in the stock.  Recent property sales indicate that there may still be some upside between now and the eventual complete liquidation of the business.

The second-best performing stock was Skullcandy with a gain of $0.564 million.   This is a

transitional story in which new CEO Hoby Darling, formerly of Nike, is leading the change.

Our  thesis  was  that  the  investor  disfavor  had  gone  too  far  for  a  company  with  potential earnings power that was much greater than what was being reported as well as net cash on

the  balance  sheet.   Although  progress  had  been  made,  the  stock  market  gave  us  an  oppor-

tunity  that  we  could  not  resist.   Following  better  than  expected  earnings  results  the  stock

rose considerably in one day!   As this price was well above our estimate of intrinsic value,

we sold all of our shares to take advantage of market participants’ overly joyous mood.

Worst Performers

The worst performing stock, on a dollar-weighted basis, was Destination Maternity with a

loss  of  -$0.598  million  year-to-date.   Despite  being  preceded  by  six  straight  quarters  of

positive same-store sales, the company was not immune to the adverse retail environment that hit the majority of the apparel industry.  As a result, Destination Maternity twice low-

ered its full-year fiscal 2014 earnings guidance — this has weighed heavily on the stock.  We hate to blame the weather, but living through this winter personally we have no doubt that

it had a negative effect.   Although this is a setback in the short term, we still like the com-

pany’s niche presence along with management’s ability to allocate capital wisely.

The second-worst performing stock was Biglari Holdings with a loss of -$0.452 million.  We continue  to  believe  that  CEO  Sardar  Biglari  is  building  long-term  shareholder  wealth through  his  capital  allocation  decisions,  even  if  these  decisions  may  negatively  impact

short-term  results.   One  such  decision  has  been  an  initiative  to  build  out  the  necessary

infrastructure  to  sustain  a  much  larger  Steak  ‘n  Shake  franchise  organization.   This  has

affected  earnings  today,  but  should  create  a  growing,  steady  stream  of  cash  flow  into  the future. Furthermore, Steak ‘n Shake has continued to grow organically as shown by its 21st consecutive  quarter  of  positive  same-store  sales  despite  the  negative  weather  and  retail environment.  Steak ‘n Shake represents the largest operating business at Biglari Holdings,

a company Mr. Biglari views as a “cash generating machine.”

FAM Small Cap Fund

Portfolio Activity

We  sold  five  companies  completely  in  the  first  half  of  the  year,  including  the  aforemen-

tioned Skullcandy.  Other sales included America’s Car-Mart, Gordmans, Inventure Foods,

and Rofin-Sinar Technologies.  We also purchased five new holdings: Consolidated-Tomoka

Land Co., Hallmark Financial, Hudson Valley Holding Corp., Landauer, and PC Connection.

In each case we felt that we were able to upgrade the portfolio by buying shares in businesses that were more attractively valued and/or higher quality than our previous holdings.  Our cash balance ended the quarter at just over 9% as we also added to numerous existing posi-

tions in the portfolio.

Investment vs. Speculation

Today, we believe that speculation has crept into certain corners of the market.  There have been many consequences of the fallout from the financial crisis and the resulting period of low interest rates.  These low interest rates have driven investors to chase returns whether in high-yield bonds, sub-prime auto loans, or in speculative stocks which have taken off in this “easy money” environment.  Investors may be turning a blind eye to the increased risk that accompanies these returns.  Areas fostering speculative activity may include biotech,

small pharma, social media, cloud computing, and alternative energy.

What are some of the signs of overheating?  Let’s take a look at returns and use small pharma

and  biotech  as  examples.   Since  the  start  of  2013  small  pharma  and  biotech  stocks  have

outperformed  the  Russell  2000  by  a  wide  margin.   This  has  driven  investors  to  look  in  the

rear view mirror and engage in typical herd-like behavior.  We have seen investor flows into

ETFs related to these two areas pick up significantly.  Furthermore, IPO activity in the space has been red hot.  In fact, in the first quarter of this there were 26 biotech IPOs — a quarterly record.  This matched the entire year of 2000 when speculation was rampant!

As a whole, we find that these industries have negative earnings and investors are hoping to find the next great thing before it takes off.  Undoubtedly some of these speculative secu-

rities will turn into the next great businesses, but many more will not have the wherewithal to survive.  Even so, these are exactly the types of companies that have outperformed over the  last  couple  of  years  as  investors  have  been  willing  to  take  on  more  risk  (whether  they

know it or not).   As we think about not only return, but also risk, we will avoid jumping on the bandwagon.

We  believe  that  investing  in  quality,  financially  durable,  well-run  businesses  at  the  right price is the key to building real wealth over the long term.  Our team conducts in-depth,

FAM Small Cap Fund

independent research and analyzes the companies behind the stocks to gain unique insights.

We use this firsthand knowledge and our time-tested process to help mitigate risk and gen-

erate attractive returns.

As Ben Graham once said, “Investment is most intelligent when it is most businesslike.”

Outlook

Recently,  we  have  become  more  excited  about  our  opportunity  set  as  some  volatility  and weakness in small caps have created the prospect of purchasing shares at a discount to their

intrinsic  value.   It  is  periods  like  these  that  set  up  future  performance.   We  continue  to

search diligently to find bargain opportunities on your behalf.

Thank you for investing with us in the FAM Small Cap Fund.

Marc D. Roberts, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Small Cap Fund — Portfolio Data

As of June 30, 2014 (Unaudited)

COMPOSITION OF TOTAL INVESTMENTS

Banking

12.4%

Property & Casualty Insurance

11.3%

Transportation

10.5%

Money Market Fund

9.1%

REITS - Diversified

8.2%

Commercial Services

6.6%

Computer Software & Services

6.4%

Electronic Manufacturing

5.7%

Diversified Holding Company

4.3%

Retail - Apparel Stores

4.3%

Investment Management

4.0%

Industrial Machinery

2.8%

Health Care Services

2.8%

Real Estate Mgmt. & Development

2.6%

Wholesale Wire & Cable

2.5%

Hazardous Waste Disposal

2.5%

Oil & Gas Exploration

2.1%

Health Care Facilities

1.9%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its  complete  schedule  of  portfolio  holdings  with  the  Securities  and  Exchange  Commission  for  the first  and  third  quarters  of  each  fiscal  year  on  Form  N-Q;  (ii)  the  Fund’s  Forms  N-Q  are  available  on the  Commission’s  website  at  http://www.sec.gov;  (iii)  the  Fund’s  Forms  N-Q  may  be  reviewed  and copied  at  the  Commission’s  Public  Reference  Room  in  Washington,  DC,  and  information  on  the  operation  of  the  Public  Reference  Room  may  be  obtained  by  calling  1-800-SEC-0330;  and  (iv)  the  Fund makes  the  information  on  Form  N-Q  available  to  shareholders,  upon  request,  by  calling  FAM  Funds at 1-800-932-3271.

FAM Small Cap Fund — Statement of Investments

June 30, 2014 (Unaudited)

SHARES

VALUE

COMMON STOCKS (90.9%)

Banking (12.4%)

First NBC Bank Holding Company*

  •   holding company for First NBC Bank that provides various financial services for businesses, institutions, and individuals

103,500

$   3,468,285

Hudson Valley Holding Corporation

  •   operates as the bank holding company for Hudson Valley Bank, N.A.

that provides banking and related services to businesses, professionals,

municipalities, not-for-profit organizations, and individuals in New York

State

110,700

1,998,135

Pinnacle Financial Partners, Inc.

  •   holding company for Pinnacle National Bank that provides commercial banking services to individuals, small to mid-size businesses and profes-

26,500

1,046,220

sional entities

South State Corporation+

  •   banking services to individual and corporate customers in the Carolinas

13,300

806,911

+Name changed 6/30/14 from First Financial Holdings, Inc.

7,319,551

Commercial Services (6.6%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary

49,500

1,819,125

classroom manufacturing

Mistras Group, Inc.*

  •   provides technology-enabled asset protection solutions

66,500

1,630,580

MTS Systems Corporation

  •   supplies test systems and industrial position sensors

6,500

440,440

3,890,145

Computer Software & Services (6.4%)

PC Connection, Inc.*

  •   operates as a direct marketer of a range of information technology (IT)

108,100

2,235,508

solutions.

Rosetta Stone, Inc.*

  •   provides technology-based learning products in the United States and

157,500

1,530,900

Internationally

3,766,408

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Diversified Holding Company (4.3%)

Biglari Holdings Inc.*

  •   engages in the ownership, development, operation, and franchising of

6,038

$   2,553,893

restaurants

Electronic Manufacturing (5.7%)

Fabrinet*

  •   provides precision optical, electro-mechanical, and electronic manufac-

164,250

3,383,550

turing services

Hazardous Waste Disposal (2.5%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services

29,800

1,458,710

to commercial and government customers

Health Care Facilities (1.9%)

U.S. Physical Therapy, Inc.

  •   through its subsidiaries, operates outpatient physical therapy clinics

32,700

1,118,013

Health Care Services (2.8%)

Landauer, Inc.

  •   provides personal radiation dosimeters and radiation related services

39,578

1,662,276

Industrial Machinery (2.8%)

John Bean Technologies Corporation

  •   provides technology solutions for the food processing and air

53,000

1,642,470

transportation industries

Investment Management (4.0%)

Westwood Holdings Group Inc.

  •   manages investment assets and provides services for its clients

38,987

2,340,779

Oil & Gas Exploration (2.1%)

Evolution Petroleum Corp.

  •   engages in the acquisition, exploitation, and development of properties

116,000

1,270,200

for the production of crude oil and natural gas

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Property and Casualty Insurance (11.3%)

Amerisafe, Inc.

  •   insurance holding company that markets and underwrites workers’

35,500

$    1,443,785

compensation and general liability insurance

Hallmark Financial Services, Inc.*

  •   insurance holding company that markets, distributes, underwrites,

270,000

2,902,500

and services property/casualty insurance products to businesses and individuals

Infinity Property and Casualty Corporation

  •   provides personal automobile insurance with a focus on nonstandard

34,265

2,303,636

auto insurance

6,649,921

Real Estate Management & Development (2.6%)

Consolidated-Tomoka Land Company

  •   operates as a diversified real estate operating company

33,200

1,523,880

REITS - Diversified (8.2%)

Physicians Realty Trust

  •   self-managed healthcare real estate company, focuses on the acquisi-

176,000

2,532,640

tion, development, ownership, and management of healthcare properties leased to physicians

Winthrop Realty Trust

  •   real estate investment trust that engages in the ownership and manage-

150,750

2,314,013

ment of real property and real estate-related assets

4,846,653

Retail - Apparel Stores (4.3%)

Destination Maternity Corporation

  •   designing and retail of maternity clothing in United States

111,500

2,538,855

Transportation (10.5%)

Echo Global Logistics, Inc.*

  •   provides technology-enabled transportation and supply chain manage-

128,300

2,459,511

ment solutions

Patriot Transporation Holding Inc.*

  •   engages in the transportation and real estate businesses

106,058

3,708,848

6,168,359

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

June 30, 2014 (Unaudited)

SHARES

VALUE

Wholesale Wire & Cable (2.5%)

Houston Wire and Cable Company

  •  distributor of wire and cable products in the U.S.

121,667

$   1,509,887

Total Common Stocks (Cost $45,053,590)

$ 53,643,550

TEMPORARY INVESTMENTS (9.1%)

Money Market Fund (9.1%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

5,344,102

5,344,102

Total Temporary Investments (Cost $5,344,102)

$   5,344,102

Total Investments (Cost $50,397,692)

$ 58,987,652

* Non-income producing securities

** The rate shown represents the effective yield at 6/30/14

FAM Funds — Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Value Fund      Equity-IncomeFund    Small Cap Fund

Assets

Investments in securities at value (Cost

$408,852,367; $97,899,923; and $50,397,692,

$950,705,351

$157,072,945

$58,987,652

respectively)

Cash

203,892

10,879

175,794

Dividends and interest receivable

345,319

132,857

61,888

Total Assets

951,254,562

157,216,681

59,225,334

Liabilities

Accrued investment advisory fee

771,378

126,800

46,926

Accrued shareholder servicing and administrative fees

98,218

16,852

6,433

Accrued trustee fees

6,000

6,000

6,000

Accrued expenses

133,976

54,235

25,076

Payable for investment securities purchased

—

—

127,895

Total Liabilities

1,009,572

203,887

212,330

Net Assets

$950,244,990

$157,012,794

$59,013,004

Net Assets Consist Of:

Net capital paid in on shares of beneficial interest    $362,103,681

$93,512,585

$49,453,281

Accumulated net investment income/(loss)

(3,822,084)

22,714

(42,867)

Accumulated net realized gains

50,110,409

4,304,473

1,012,630

Net unrealized appreciation

541,852,984

59,173,022

8,589,960

Net Assets

$950,244,990

$157,012,794

$59,013,004

Fund shares outstanding

14,464,410

6,035,475

3,969,563

Net Asset Value, Offering and Redemption Price per

share (unlimited shares of beneficial interest autho-

rized at $0.001 par value)

$65.70

$26.01

$14.87

See Notes to Financial Statements

FFAAM Funds — Statement of Assets and LiabilitiesM Funds — Statement of Operations

June 30, 2014 (Unaudited)

Six Months Ended June 30, 2014 (Unaudited)

Value Fund     Equity-Income Fund     Small Cap Fund

Investment Income

Income

Dividends

$   4,285,081

$1,687,609

$   388,326

Interest

3,435

828

503

Total Investment Income

4,288,516

1,688,437

388,829

Expenses

Investment advisory fee (Note 2)

4,574,337

734,674

256,817

Administrative fee (Note 2)

380,267

62,447

21,829

Shareholder servicing and related

expenses (Note 2)

205,386

35,644

12,971

Printing and mailing

50,890

9,348

5,202

Professional fees

34,730

5,832

2,245

Registration fees

21,082

14,572

26,444

Custodial fees

51,590

9,849

6,224

Trustee’s fees

19,447

19,447

19,447

Officer’s fees (Note 2)

14,328

14,328

14,328

Other

34,404

23,306

7,637

Total Expenses

5,386,461

929,447

373,144

Net Investment Income/(Loss)

(1,097,945)

758,990

15,685

Realized and Unrealized Gain on Investments

Net realized gain on investments

47,810,508

3,793,760

944,508

Net change in unrealized appreciation/de-

preciation of investments

9,833,057

3,678,334

(215,749)

Net Realized and Unrealized Gain on

Investments

57,643,565

7,472,094

728,759

Net Increase In Net Assets From Operations

$56,545,620

$8,231,084

$744,444

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Six Months Ended June 30, 2014 (Unaudited) and Year Ended December 31, 2013

Value Fund

Six Months Ended

June 30, 2014

Year Ended

(Unaudited)

December 31, 2013

Change in Net Assets

From operations

Net investment income/(loss)

$    (1,097,945)

$     (2,029,700)

Net realized gain on investments

47,810,508

45,959,785

Net change in unrealized appreciation/(deprecia-

tion  of investments

9,833,057

194,657,003

Net increase in net assets from operations

56,545,620

238,587,088

Distributions to shareholders from:

Net investment income

—

—

Net realized gain on investments

—

(45,959,785)

Return of capital distributions

—

(187,016)

Total distributions

—

(46,146,801)

Capital share transactions (Note 3)

(48,065,525)

17,341,536

Total increase/(decrease) in net assets

8,480,095

209,781,823

Net Assets

Beginning of period

941,764,895

731,983,072

End of period*

$950,244,990

$941,764,895

*Includes accumulated net investment income/(loss) of $(3,822,084), $0, $22,714, $0, $(42,867) and $(1,626), respectively.

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Six Months Ended June 30, 2014 (Unaudited) and Year Ended December 31, 2013

Equity-Income Fund

Small Cap Fund

Six Months Ended

Six Months Ended

June 30, 2014

Year Ended

June 30, 2014

Year Ended

(Unaudited)

December 31, 2013

(Unaudited)

December 31, 2013

$758,990

$

933,537

$15,685

$      73,341

3,793,760

5,881,052

944,508

1,871,430

3,678,334

26,716,899

(215,749)

7,528,501

8,231,084

33,531,488

744,444

9,473,272

(736,984)

(999,213)

—

(75,018)

—

(5,815,376)

—

(1,871,338)

—

(366,030)

—

(9,210)

(736,984)

(7,180,619)

—

(1,955,566)

2,950,263

7,277,316

15,594,203

18,315,470

10,444,363

33,628,185

16,338,647

25,833,176

146,568,431

112,940,246

42,674,357

16,841,181

$157,012,794

$146,568,431

$59,013,004

$42,674,357

See Notes to Financial Statements

FAM Funds - Notes to Financial Statements (Unaudited)

Note 1  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund are each a series of

Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund offers a single class of shares.  The investment objective of the FAM Value Fund is to maximize long-term return on capital.  The investment objective of the FAM Equity-Income Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities.  The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of Ameri-

ca (“GAAP”),  followed by the Funds in the preparation of their financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hier-

archy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions

(unobservable inputs).  These inputs are used in determining the value of the Funds’

investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indica-

tion of the risk associated with investing in those securities.

FAM Funds - Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used to value each Fund’s net assets as of

June 30, 2014:

FAM Value Fund

Level 1

Common Stocks

$888,857,831

Temporary Investments

61,847,520

Total Investments in Securities

$950,705,351

FAM Equity-Income Fund

Level 1

Common Stocks

$145,184,286

Preferred Stocks

1,309,812

Temporary Investments

10,578,847

Total Investments in Securities

$157,072,945

FAM Small Cap Fund

Level 1

Common Stocks

$  53,643,550

Temporary Investments

5,344,102

Total Investments in Securities

$  58,987,652

During the period ended June 30, 2014 there were no Level 2 or 3 inputs used to value the Funds’ net assets.  Refer to the Statement of Investments to view securities segre-

gated by industry type.

b)      Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue

Code applicable to regulated investment companies and to distribute all of its tax-

able income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements.  For the period ended June 30, 2014 manage-

ment has evaluated the tax positions taken or expected to be taken in the course of

FAM Funds - Notes to Financial Statements (Unaudited)

preparing the Funds’ tax returns to determine whether the tax positions are “more-

likely-than-not” of being sustained upon review by the applicable tax authority.

Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years

2010 through present remain subject to examination by U.S. and New York taxing authorities.  No examination of the Fund’s tax filings is presently in progress.

c)      Use of Estimates

The preparation of financial statements in conformity with GAAP requires manage-

ment to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)      Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is ac-

crued as earned and dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividends on the ex-dividend date at the fair market value of the shares received. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions  to shareholders are recorded on the ex-dividend date.

Distributions to shareholders are determined in accordance with income tax regula-

tions and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

Note 2  Investment Advisory Fees and Other Transactions with Affiliates

Under each Investment Advisory Contract, each series pays an investment advisory fee to

Fenimore Asset Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of each

Fund’s average daily net assets. The Advisor has entered into a voluntary agreement with each Fund to reduce the investment advisory fee for each Fund through December 31,

2014 to 0.95% of the Funds’ average daily net assets in excess of $1 billion. No such waiver

FAM Funds - Notes to Financial Statements (Unaudited)

was required for the period ended June 30, 2014. Thomas Putnam is an officer and trustee of the Funds and also an officer and director of the Advisor.  The Chief Compliance Officer is an officer of the Funds and compensated by the Funds in the amount of $42,984 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Fund’s its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the period ended June 30, 2014 the Advi-

sor contractually agreed to reimburse the FAM Value Fund for its expenses to the extent such expenses exceeded 1.28% of the average daily net assets; the FAM Equity-Income

Fund for its expenses to the extent such expenses exceeded 1.40% of the average daily net assets; and the FAM Small Cap Fund for its expenses to the extent such expenses exceed

1.50% of the average daily net assets.  No such reimbursement was required for the period ended June 30, 2014 for the FAM Value Fund, FAM Equity-Income Fund, and FAM Small

Cap Fund.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advi-

sor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per share-

holder account.  For the period ended June 30, 2014, shareholder servicing agent fees paid to FSS were as follows:

FAM Value Fund

$205,386

FAM Equity-Income Fund

$  35,644

FAM Small Cap Fund

$   12,971

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Funds’ average daily net assets, and 0.075%

thereafter.  For the period ended June 30, 2014, the Funds’ administrative fees paid to FSS amounted to:

FAM Value Fund

$380,267

FAM Equity-Income Fund

$  62,447

FAM Small Cap Fund

$  21,829

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advi-

sor, acts as distributor of the Funds’ shares.  FSI receives no compensation for providing distribution services to the Funds.

FAM Funds - Notes to Financial Statements (Unaudited)

Note 3.  Shares of Beneficial Interest

At June 30, 2014 an unlimited number of $0.001 par value of beneficial interest were authorized.

Transactions for each Fund are as follows:

SIX MONTHS ENDED  6/30/14

YEAR ENDED 12/31/13

FAM Value Fund

Shares

Amount

Shares

Amount

Shares sold

337,700       $21,092,100

1,020,970

$59,967,065

Shares issued on reinvest-

ment of distributions

—

—

727,957

44,805,783

Shares redeemed

(1,110,057)

69,157,625

(1,487,975)

(87,431,312)

Net Increase/Decrease

(772,357)    $(48,065,525)

260,952

$17,341,536

FAM Equity-Income Fund

Shares sold

374,661      $    9,295,391

758,419

$17,688,025

Shares issued on reinvest-

ment of distributions

26,068

662,296

281,199

6,883,604

Shares redeemed

(283,608)

(7,007,424)

(745,224)

(17,294,313)

Net Increase

117,121     $    2,950,263

294,394

$ 7,277,316

FAM Small Cap Fund

Shares sold

1,186,096      $  17,118,629

1,321,237

$17,589,875

Shares issued on reinvest-

ment of distributions

—

—

130,894

1,934,620

Shares redeemed

(105,409)

(1,524,426)

(90,209)

(1,209,025)

Net Increase

1,080,687      $  15,594,203

1,361,922

$18,315,470

FAM Funds - Notes to Financial Statements (Unaudited)

Note 4.  Investment Transactions

During the period ended June 30, 2014, purchases and sales of investment securities,

other than short-term obligations were:

Purchases

Sales

FAM Value Fund

$45,249,529

$102,529,912

FAM Equity-Income Fund

$12,263,311

$10,714,504

FAM Small Cap Fund

$19,979,460

$4,249,243

The cost of securities for federal income tax purposes is the same as shown in the state-

ment of investments.

Note 5.  Income Taxes and Distributions to Shareholders

The components of accumulated income/(losses) on a tax basis at December 31, 2013 (the

Funds’ most recent tax year end) were as follows:

Undistributed    Undistributed

Deferred

Unrealized

Ordinary

Long-Term

Post-October

Appreciation

Income

Gain

Losses

FAM Value Fund

—

—

—

$531,595,688

FAM Equity-Income Fund

—

—

—

$  56,006,109

FAM Small Cap Fund

—

—

(1,585)

$    8,816,864

The aggregate gross unrealized appreciation and depreciation of portfolio securities at

June 30, 2014, based on cost for federal income tax purposes, was as follows:

FAM Value Fund

Unrealized appreciation

$541,857,806

Unrealized depreciation

(4,822)

Net unrealized appreciation

$541,852,984

FAM Equity-Income Fund

Unrealized appreciation

$   60,216,623

Unrealized depreciation

(1,043,601)

Net unrealized appreciation

$    59,173,022

FAM Small Cap Fund

Unrealized appreciation

$   10,162,662

Unrealized depreciation

(1,572,702)

Net unrealized appreciation

$     8,589,960

FAM Funds - Notes to Financial Statements (Unaudited)

The tax composition of dividends and distributions paid to shareholders for the six months ended June 30, 2014, and the year ended 2013:

Six Months Ended

Year Ended

June 30, 2014

December 31, 2013

FAM Value Fund

Ordinary income

—

—

Long-term capital gain

—

$45,959,785

Return of capital

—

187,016

—

$46,146,801

FAM Equity-Income Fund

Ordinary income

$736,984

$  2,028,069

Long-term capital gain

—

4,786,520

Return of capital

—

366,030

$736,984

$  7,180,619

FAM Small Cap Fund

Ordinary income

—

$     563,219

Long-term capital gain

—

1,383,137

Return of capital

—

9,210

—

$  1,955,566

Note 6.  Line of Credit

The FAM Value Fund, Equity-Income Fund, and Small Cap Fund each has a line of credit up to 33 1/3% of its net assets with a maximum of $125,000,000, $20,000,000, and

$3,000,000, respectively.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank.  The line of credit is available until December 1, 2014, when any advances are to be repaid.  During the period ended June 30, 2014, no amounts were drawn from the available lines.

FAM Funds - Notes to Financial Statements (Unaudited)

Note 7.  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Funds’

maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred.  However, based on the experience of the Advisor, the Funds expect the risk of loss to be remote.

Note 8.  Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Value Fund

Years Ended December 31,

Six Months

Per share information

Ended

(For a share outstanding throughout each

June 30, 2014

period)

(Unaudited)

2013

2012

2011

2010

2009

Net asset value, beginning of period

$61.81

$48.88

$45.15

$45.34

$39.32

$32.22

Income/Loss from investment operations:

Net investment income/(loss)†

(0.07)

(0.18)

0.06

(0.04)

0.09

0.05

Net realized and unrealized

gain/(loss) on investments

3.96

16.28

5.07

(0.15)

6.61

7.10

Total from investment operations

3.89

16.10

5.13

(0.19)

6.70

7.15

Less distributions:

Dividends from net investment income

—

—

(0.07)

—*

(0.09)

(0.05)

Distributions from net realized gains

—

(3.16)

(1.32)

—*

(0.59)

—

Return of capital

—

(0.01)

(0.01)

—

—

—

Total distributions

—

(3.17)

(1.40)

—*

(0.68)

(0.05)

Change in net asset value for the period

3.89

12.93

3.73

(0.19)

6.02

7.10

Net asset value, end of period

$65.70

$61.81

$48.88

$45.15

$45.34

$39.32

Total Return

6.29%**

32.96%

11.39%

(0.41)%

17.02%

22.18%

Ratios/supplemental data

Net assets, end of period (000)

$950,245

$941,765

$731,983

$698,546       $737,211     $659,621

Ratios to average net assets of:

Expenses

1.17%***

1.19%

1.21%

1.22%

1.23%

1.26%

Net investment income/(loss)

(0.24)%***

(0.24)%

0.13%

(0.10)%

0.21%

0.14%

Portfolio turnover rate

5.19%**

8.38%

4.41%

7.78%

5.08%

7.55%

†Based on average shares outstanding.

*Per share amount is less than $0.005.

**Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Equity-Income Fund

Years Ended December 31,

Six Months

Per share information

Ended

(For a share outstanding throughout each

June 30, 2014

2013

2012

2011

2010

2009

period)

(Unaudited)

Net asset value, beginning of period

$24.77

$20.08

$19.39

$18.43

$16.02

$13.34

Income/Loss from investment operations:

Net investment income†

0.13

0.17

0.24

0.29

0.36

0.17

Net realized and unrealized

gain on investments

1.23

5.79

1.88

0.95

2.41

2.68

Total from investment operations

1.36

5.96

2.12

1.24

2.77

2.85

Less distributions:

Dividends from net investment income

(0.12)

(0.18)

(0.26)

(0.28)

(0.36)

(0.17)

Distributions from net realized gains

—

(1.03)

(1.14)

—

—

—

Return of capital

—

(0.06)

(0.03)

—

—

—

Total distributions

(0.12)

(1.27)

(1.43)

(0.28)

(0.36)

(0.17)

Change in net asset value for the period

1.24

4.69

0.69

0.96

2.41

2.68

Net asset value, end of period

$26.01

$24.77

$20.08

$19.39

$18.43

$16.02

Total Return

5.52%**

29.79%

11.02%

6.79%

17.47%

21.43%

Ratios/supplemental data

Net assets, end of period (000)

$157,013

$146,568

$112,940

$125,832

$85,824

$76,096

Ratios to average net assets of:

Before waivers:

Expenses

1.26%**

1.29%

1.31%

1.40%

1.41%

1.47%

Net investment income

1.03%***

0.71%

1.17%

1.57%

2.10%

1.11%

After waivers:

Expenses

1.26%**

1.29%

1.31%

1.40%

1.40%

1.40%

Net investment income

1.03%***

0.71%

1.17%

1.57%

2.11%

1.18%

Portfolio turnover rate

7.74%**

10.33%

43.1%

17.96%

13.38%

10.51%

    †Based on average shares outstanding.

  **Not Annualized

***Annualized

FAM Funds - Notes to Financial Statements (Unaudited)

Note 9.  Financial Highlights

FAM Small Cap Fund

Six Months

For the Period

Ended

Ended

Per share information

June 30, 2014

2013

December 31, 2012*

(For a share outstanding throughout each period)

(Unaudited)

Net asset value, beginning of period

$14.77

$11.03

$10.00

Income/Loss from investment operations:

Net investment income/(loss)†

0.00(b)

0.04

(0.04)

Net realized and unrealized gain on investments

0.10

4.43

1.07

Total from investment operations

0.10

4.47

1.03

Less distributions:

Dividends from net investment income

—

(0.03)

—

Distributions from net realized gains

—

(0.70)

—

Return of capital

—

(0.00)(b)

—

Total distributions

—

(0.73)

—

Change in net asset value for the period

0.10

3.74

1.03

Net asset value, end of period

$14.87

$14.77

$11.03

Total Return

0.68%**

40.49%

10.30%**(a)

Ratios/supplemental data

Net assets, end of period (000)

$59,013

$42,674

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

1.44%***

1.57%

2.79%***

Net investment income/(loss)

0.06%***

0.05%

(1.89)%***

After waivers:

Expenses

1.44%***

1.35%

1.46%***

Net investment income/(loss)

0.06%***

0.27%

(0.56)%***

Portfolio turnover rate

9.21%**

19.65%

7.59%**

† Based on average shares outstanding.

* Small Cap Fund inception 3/1/12

** Not Annualized

*** Annualized

(a) Total return includes the effect of a voluntary contribution by the Advisor of $5,649.  Absent this contribution, total return would have been 10.26%.

(b)Amount is less than $0.01 per share.

FAM Funds — Supplemental Information (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures. Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record. Please note that information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; or on the FAM Fund’s Website at http://famfunds.com (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

See Notes to Financial Statements

Investment Advisor

Fenimore Asset Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH Trustees

Donald J. Boteler

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.,

Independent Chairman

Kevin J. McCoy, CPA

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert, LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

FACTS

WHAT DOES FAM FUNDS (FENIMORE ASSET MANAGEMENT TRUST)

DO WITH YOUR PERSONAL INFORMATION?

Financial companies choose how they share your personal information. Feder-

al law gives consumers the right to limit some but not all sharing. Federal law

Why?

also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

Social Security number and account balances

What?

Transaction history and investment experience

Retirement assets and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

All ﬁnancial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons ﬁnancial

How?

companies can share their customers’ personal information; the reasons FAM

Funds (Fenimore Asset Management Trust) chooses to share; and whether you can limit this sharing.

Reasons we can share your personal

Does Fenimore Asset

information

Management, Inc.

Can you limit this

share?

sharing?

For our everyday business purposes

-  such as to process your transactions,

maintain your account(s), respond to

Yes

No

court orders and legal investigations, or

report to credit bureaus

For our marketing purposes - to offer our

products and services to you

No

We don’t share

For joint marketing with other ﬁnancial

companies

No

We don’t share

For our afﬁliates’ everyday business pur-

poses - information about your transac-

No

We don’t share

tions and experiences

For our afﬁliates’ everyday business

purposes - information about your credit-

No

We don’t share

worthiness

For afﬁliates to market to you

No

We don’t share

For nonafﬁliates to market to you

No

We don’t share

Questions?

Call (800) 932-3271 or go to www. famfunds.com

Rev. 01/2014

What We Do

To protect your personal information from

How    does    FAM    Funds    (Fenimore    Asset   unauthorized access and use, we use secu-

Management Trust) protect my personal infor-   rity measures that comply with federal law.

mation?

These measures include computer safe-

guards and secured ﬁles and buildings.

We collect your personal information, for

example, when you:

How    does    FAM    Funds    (Fenimore    Asset   •    open an account

Management Trust) collect my personal infor-   •    direct us to buy securities

mation?

•    direct us to sell your securities

•    make deposits or withdrawals from your

account

•    tell us about your investment or retire-

ment portfolio

Federal law gives you the right to limit only

•    sharing for afﬁliates’ everyday business

purposes - information about your credit-

worthiness

•    afﬁliates from using your information to

Why can’t I limit all sharing?

market to you

•    sharing for nonafﬁliates to market to you

State laws and individual companies may

give you additional rights to limit sharing.

See below for more on your rights under

state law.

Definitions

Companies related by common ownership or

control.  They can be ﬁnancial and nonﬁnan-

Affiliates

cial companies.

•    FAM Funds (Fenimore Asset Management

Trust) does not share with our afﬁliates.

Companies not related by common owner-

ship or control.  They can be ﬁnancial and

nonﬁnancial companies.

Nonaffiliates

•    FAM Funds (Fenimore Asset Manage-

ment Trust) does not share with nonafﬁli-

ates so they can market to you.

A formal agreement between nonafﬁliated

ﬁnancial companies that together market

Joint Marketing

ﬁnancial products or services to you.

•    FAM  Funds  (Fenimore Asset Management)

does not market jointly.

Not part of the Semi-Annual Report

FAM Funds

384 North Grand Street

PO Box 399

Cobleskill, NY  12043

800.932.3271 / famfunds.com

Distributed by Fenimore Securities, Inc.  Member FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for

Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management

Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company

Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fenimore Asset Management Trust

By (Signature and Title)* /s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date August 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date August 11, 2014

By (Signature and Title)* /s/ Joseph A. Bucci

--------------------------

Joseph A. Bucci, Treasurer

Date August 11, 2014

* Print the name and title of each signing officer under his or her signature.